Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified										1 Months Ended
	Feb. 19, 2013	Nov. 30, 2012	Sep. 28, 2012	May 18, 2012	Feb. 24, 2012	Dec. 02, 2011	Sep. 23, 2011	May 20, 2011	Feb. 03, 2011	Jan. 31, 2013 Subsequent Event [Member]	Feb. 19, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of collateralized excess of loss on reinsurance coverage										$ 150
Dividends Amount Per Share	$ 0.20	$ 0.20	$ 0.175	$ 0.175	$ 0.175	$ 0.175	$ 0.15	$ 0.15	$ 0.15		$ 0.200
Stock Repurchase Program, Authorized Amount										$ 750.0